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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05128

                          THE SWISS HELVETIA FUND, INC.
                     1270 Avenue of the Americas, Suite 400
                            New York, New York 10020
                                 1-888-SWISS-00

                        Rodolphe E. Hottinger, President
                                Hottinger et Cie
                               3 Place des Bergues
                                    C.P. 395
                                 CH-1201 Geneva
                                   Switzerland

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2008 - March 31, 2008

Item 1.  Schedule of Investments.

                                                    THE SWISS HELVETIA FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                   MARCH 31, 2008

                                                                                                                         PERCENT
               NO. OF                                                                                                     OF NET
               SHARES                                           SECURITY                                   FAIR VALUE     ASSETS
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 79.36%

BANKS - 5.51%

                                               430 BANK SARASIN & CIE AG
                                                   REGISTERED SHARES                                      $  1,878,166     0.30%
                                                   Offers private banking, asset management, investment
                                                   advisory, and institutional banking services.
                                                   (Cost $1,611,112)

                                           302,500 CREDIT SUISSE GROUP
                                                   REGISTERED SHARES                                        15,460,669     2.44%
                                                   A global diversified financial service company with
                                                   significant activity in private banking, investment
                                                   banking, asset management and insurance service.
                                                   (Cost $8,810,069)

                                           601,000 UBS AG/2/
                                                   REGISTERED SHARES                                        17,536,889     2.77%
                                                   A global diversified financial service company with
                                                   significant activity in private banking, investment
                                                   banking, and asset management.
                                                   (Cost $4,123,210)
                                                                                                          ------------   ------
                                                                                                            34,875,724     5.51%

BASIC RESOURCES - 2.38%

                                           117,236 PRECIOUS WOODS HOLDING AG/1/
                                                   REGISTERED SHARES                                        13,501,017     2.13%
                                                   Through subsidiaries, manages tropical forests using
                                                   ecologically sustainable forest management methods.
                                                   Harvests tropical trees and processes them into
                                                   lumber.
                                                   (Cost $10,847,127)

                                            75,000 UMS SCHWEIZERISCHE METALLWERKE HOLDING AG/1/
                                                   BEARER SHARES                                             1,592,437     0.25%
                                                   Produces profiles and large dimension rods for
                                                   electrical engineering, mechanical engineering, and
                                                   construction companies, lead-free brass wire for
                                                   batteries, billets, and small diameter wire and rods
                                                   for the consumer goods and electronics industries.
                                                   (Cost $1,655,849)
                                                                                                          ------------   ------
                                                                                                            15,093,454     2.38%

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
BIOTECHNOLOGY - 9.72%

                                           570,655 ACTELION LTD./1/, /2/
                                                   REGISTERED SHARES                                        31,243,080     4.94%
                                                   Biotechnology company that develops and
                                                   markets synthetic small-molecule drugs against
                                                   diseases related to the endothelium.
                                                   (Cost $14,690,032)

                                           288,360 ADDEX PHARMACEUTICALS, LTD./1/
                                                   REGISTERED SHARES                                         9,621,233     1.52%
                                                   Bio-pharmaceutical company that discovers, develops,
                                                   and markets therapeutic compounds for the treatment
                                                   of addiction and other neuropsychiatric conditions.
                                                   (Cost $15,078,778)

                                            10,000 BACHEM HOLDING AG
                                                   REGISTERED SHARES                                           939,791     0.15%
                                                   Manufactures ingredients for pharmaceuticals,
                                                   generic drugs, and research supplies.
                                                   (Cost $833,329)

                                            72,250 BASILEA PHARMACEUTICA/1/
                                                   REGISTERED SHARES                                        10,592,235     1.67%
                                                   Conducts research into the development of
                                                   drugs for the treatment of infectious diseases
                                                   and dermatological problems.
                                                   (Cost $8,806,795)

                                            10,000 SANTHERA PHARMACEUTICAL HOLDING AG/1/
                                                   REGISTERED SHARES                                           757,798     0.12%
                                                   Drug discovery and development company.
                                                   (Cost $948,284)

                                            91,903 SPEEDEL HOLDING AG/1/
                                                   REGISTERED SHARES                                         8,362,843     1.32%
                                                   Researches and develops therapies for
                                                   cardiovascular and metabolic diseases.
                                                   (Cost $12,460,344)
                                                                                                          ------------   ------
                                                                                                            61,516,980     9.72%

CHEMICALS - 6.90%

                                           148,331 SYNGENTA AG/2/
                                                   REGISTERED SHARES                                        43,642,203     6.90%
                                                   Produces herbicides, insecticides and fungicides,
                                                   and seeds for field crops, vegetables, and flowers.
                                                   (Cost $19,808,425)
                                                                                                          ------------   ------
                                                                                                            43,642,203     6.90%

CONSTRUCTION & MATERIALS - 0.73%

                                             1,141 BELIMO HOLDING AG
                                                   REGISTERED SHARES                                         1,245,923     0.20%
                                                   World market leader in damper and
                                                   volume control actuators for ventilation
                                                   and air-conditioning equipment.
                                                   (Cost $222,726)

                                             1,720 SIKA AG
                                                   BEARER SHARES                                             3,391,133     0.53%
                                                   Leading producer of construction chemicals.
                                                   (Cost $356,809)
                                                                                                          ------------   ------
                                                                                                             4,637,056     0.73%

FOOD & BEVERAGES - 14.88%

                                             2,690 BARRY CALLEBAUT AG/1/
                                                   REGISTERED SHARES                                         2,339,012     0.37%
                                                   Manufactures cocoa, chocolate, and
                                                   confectionary products.
                                                   (Cost $1,374,087)

                                              290  LINDT & SPRUNGLI AG
                                                   REGISTERED SHARES                                        10,316,617     1.63%
                                                   Major manufacturer of premium
                                                   Swiss chocolates.
                                                   (Cost $1,141,585)

                                           162,500 NESTLE SA/2/
                                                   REGISTERED SHARES                                        81,533,416    12.88%
                                                   Largest food and beverage processing company in the
                                                   world.
                                                   (Cost $9,260,282)
                                                                                                          ------------   ------
                                                                                                            94,189,045    14.88%

INDUSTRIAL GOODS & SERVICES - 3.83%

                                           646,457 ABB LTD./2/
                                                   REGISTERED SHARES                                        17,425,351     2.75%
                                                   The holding company for ABB Group which is
                                                   one of the largest electrical engineering firms
                                                   in the world.
                                                   (Cost $9,612,320)

                                             6,440 INFICON HOLDING AG
                                                   REGISTERED SHARES                                         1,028,785     0.16%
                                                   Manufactures and markets vacuum instruments used to
                                                   monitor and control production processes.
                                                   Manufactures on-site chemical detection and
                                                   monitoring system.
                                                   (Cost $581,616)

                                            37,001 KOMAX HOLDING AG
                                                   REGISTERED SHARES                                         5,798,650     0.92%
                                                   Manufactures wire processing machines. Produces
                                                   machines for cutting and stripping round and flat
                                                   wire, crimping and insertion machines for processing
                                                   single wires and equipment for processing wire
                                                   harnesses.
                                                   (Cost $5,816,062)
                                                                                                          ------------   ------
                                                                                                            24,252,786     3.83%

PERSONAL & HOUSEHOLD GOODS - 2.47%

                                            30,700 SCHULTHESS GROUP
                                                   REGISTERED SHARES                                         2,264,360     0.36%
                                                   Develops, manufactures and sells household
                                                   appliances and heating equipment.
                                                   (Cost $3,031,407)

                                            49,816 THE SWATCH GROUP AG
                                                   BEARER SHARES                                            13,372,578     2.11%
                                                   Manufactures finished watches, movements and
                                                   components. Produces components necessary
                                                   to its eighteen watch brand companies.  Also
                                                   operates retail boutiques.
                                                   (Cost $13,753,331)
                                                                                                          ------------   ------
                                                                                                            15,636,938     2.47%

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
PHARMACEUTICALS - 17.21%

                                           781,300 NOVARTIS AG/2/
                                                   REGISTERED SHARES                                        40,208,453     6.35%
                                                   One of the leading manufacturers
                                                   of branded and generic pharmaceutical products.
                                                   Manufactures nutrition products.
                                                   (Cost $8,326,468)

                                           363,600 ROCHE HOLDING AG/2/
                                                   NON-VOTING EQUITY SECURITIES                             68,709,206    10.86%
                                                   Worldwide pharmaceutical company.
                                                   (Cost $6,578,721)
                                                                                                          ------------   ------
                                                                                                           108,917,659    17.21%

REAL ESTATE AND INFRASTRUCTURE - 0.74%

                                            11,100 FLUGHAFEN ZUERICH AG
                                                   REGISTERED SHARES                                         4,668,723     0.74%
                                                   Constructs, leases, and maintains airport structures
                                                   and equipment.
                                                   (Cost $4,365,202)
                                                                                                          ------------   ------
                                                                                                             4,668,723     0.74%
RETAILERS - 2.97%

                                            38,550 GALENICA AG
                                                   REGISTERED SHARES                                        12,833,110     2.03%
                                                   Manufactures and distributes prescription and
                                                   over-the-counter drugs, toiletries and hygiene
                                                   products.
                                                   (Cost $5,976,544)

                                             2,100 JELMOLI HOLDING AG
                                                   BEARER SHARES                                             5,945,099     0.94%
                                                   Owns and operates department and retail stores and
                                                   provides mail-order catalog and real estate leasing
                                                   services.
                                                   (Cost $3,707,265)
                                                                                                          ------------   ------
                                                                                                            18,778,209     2.97%

TECHNOLOGY - 3.79%

                                            22,700 OC OERLIKON CORP. AG/1/
                                                   REGISTERED SHARES                                         8,021,485     1.27%
                                                   Manufactures coating machinery, semiconductor
                                                   assembly equipment, and satellite components.
                                                   (Cost $6,935,172)

                                           606,200 TEMENOS GROUP AG/1,2/
                                                   REGISTERED SHARES                                        15,935,696     2.52%
                                                   Provides integrated software for the banking
                                                   (Cost $13,106,926)
                                                                                                          ------------   ------
                                                                                                            23,957,181     3.79%

UTILITY SUPPLIERS - 8.23%

                                            18,762 ATEL HOLDING AG
                                                   REGISTERED SHARES                                        11,353,377     1.80%
                                                   Generates, transmits and distributes electricity
                                                   throughout Europe.
                                                   (Cost $6,674,873)

                                           162,250 BKW FMB ENERGIE AG/2/
                                                   REGISTERED SHARES                                        20,784,667     3.28%
                                                   Produces electricity using nuclear, hydroelectric,
                                                   solar, biomass and wind energy.
                                                   (Cost $9,697,461)

                                            28,095 CENTRALSCHWEIZERISCHE KRAFTWERKE AG/2/
                                                   REGISTERED SHARES                                        15,594,919     2.46%
                                                   Supplies electric power, operates and maintains
                                                   distribution network facilities, constructs and
                                                   installs equipment, and offers consulting services
                                                   to its clients.
                                                   (Cost $8,416,552)

                                             1,500 ELECTRIZITAETS-GESELLSCHAFT LAUFENBURG AG                 1,968,556     0.31%
                                                   BEARER SHARES Operates nuclear and
                                                   hydroelectric generating plants and sells excess
                                                   power throughout Europe.
                                                   (Cost $1,970,882)

                                             5,000 RAETIA ENERGIE AG                                         2,396,239     0.38%
                                                   PARTICIPATION CERTIFICATE Generates
                                                   and distributes electric power from its own

                                                   hydroelectric stations, as well as from outside
                                                   nuclear power suppliers of electric power.
                                                   (Cost $2,035,541)
                                                                                                          ------------   -------
                                                                                                            52,097,758     8.23%

                                                   TOTAL COMMON STOCKS
                                                   (Cost $222,615,186)*                                   $502,263,716    79.36%

PRIVATE EQUITY INVESTMENTS /3/ - 0.83%

                                                   ARAVIS VENTURE II - LIMITED PARTNERSHIP
                                                   (420,000 EURO)/(4)/                                         665,515     0.11%

                                                   ZURMONT MADISON PRIVATE EQUITY, LP
                                                   (4,541,605 CHF)/4/                                      4,591,886     0.72%
                                                                                                          ------------   ------

                                                   TOTAL PRIVATE EQUITY INVESTMENTS                          5,257,401     0.83%
                                                   (Cost $4,796,577)

CALL WARRANTS - 0.13%

                                         1,250,000 GALENICA AG, EXPIRES 12/19/08 AT 400.00 CHF                 139,022     0.02%

                                         8,300,000 SWISS MARKET INDEX, EXPIRES 06/20/08 AT 7,800.00 CHF        671,351     0.11%
                                                                                                          ------------   ------
                                                   TOTAL CALL WARRANTS                                         810,373     0.13%
                                                   (Cost $2,612,834)

PUT WARRANTS - 0.49%

                                         2,110,000 JULIUS BAER HOLDING AG, EXPIRES 06/20/08
                                                   AT 78.00 CHF                                              1,728,022     0.27%

                                         3,100,000 KUEHNE & NAGEL INTERNATIONAL AG, EXPIRES 09/19/08
                                                   AT 100.00 CHF                                               814,923     0.13%

                                         2,350,000 SWISS RE, EXPIRES 06/20/08 AT 72.00 CHF                     570,244     0.09%
                                                                                                          ------------   ------
                                                   TOTAL PUT WARRANTS                                        3,113,189     0.49%
                                                   (Cost $3,412,745)

                                                   TOTAL INVESTMENTS                                      $511,444,679    80.81%
                                                   (Cost $233,437,342)*

                                                   OTHER ASSETS LESS OTHER LIABILITIES, NET                121,486,155    19.19%
                                                                                                          ------------   ------
                                                   NET ASSETS                                             $632,930,834   100.00%
                                                                                                          ============   ======

/1/ NON-INCOME PRODUCING SECURITY.

/2/ ONE OF THE TEN LARGEST PORTFOLIO HOLDINGS.

/3/ PRIVATE EQUITY INVESTMENTS ARE PRICED AT FAIR VALUE AS DETERMINED BY THE
      BOARD'S VALUATION COMMITTEE. AT THE END OF THE PERIOD, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,257,401 OR 0.83% OF NET ASSETS.

/4/ RESTRICTED SECURITY NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER
      THAN RULE 144A SECURITIES. AT THE END OF THE PERIOD, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,257,401 OR 0.83% OF NET ASSETS.

                                                                             Acquisition Value
         Security                     Acquisition Date    Acquisition Cost        per unit
----------------------------------   ------------------   ----------------   -----------------

Aravis Venture II                       July 31, 2007         $ 205,328            $ 1.00
                                      February 21, 2008         399,343              1.00
Zurmont Madison Private Equity, LP     August 9, 2007            79,022              1.00
                                     September 13, 2007         778,342              1.00
                                      December 17, 2007         109,210              1.00
                                      February 28, 2008       3,225,332              1.00

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $291,425,560
GROSS UNREALIZED DEPRECIATION    (13,418,223)
                                 -----------
NET UNREALIZED APPRECIATION     $278,007,337
                                 ===========

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

VALUATION INPUTS                               INVESTMENTS IN SECURITIES
--------------------------------------------   -------------------------
Level 1 - Quoted Prices                             $506,187,278
Level 2 - Other Significant Observable Inputs       $          0
Level 3 - Significant Unobservable                  $  5,257,401
TOTAL INVESTMENTS                                   $511,444,679

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

                                                      INVESTMENTS
                                                     IN SECURITIES

Balance as of 12/31/2007                              $ 1,230,949
Accrued Accretion / (Amortization)                              -
Change in Unrealized Appreciation / (Depreciation)        401,777
Net Purchase / (Sales)                                  3,624,675
Transfers In / (Out) of Level 3                                 -
                                                      -----------
Balance as of 3/31/2008                               $ 5,257,401
                                                      ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.


By: /s/ Rodolphe E. Hottinger
    ----------------------------------------------
    Rodolphe E. Hottinger, Chief Executive Officer

Date: 5/23/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Rodolphe E. Hottinger
    ----------------------------------------------
    Rodolphe E. Hottinger, Chief Executive Officer

Date: 5/23/08


By: /s/ Rudolf Millisits
    ----------------------------------------------
    Rudolf Millisits, Chief Financial Officer

Date: 5/23/08